Condensed income statement of Aegon N.V. (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Other income / (loss)	€ 711	€ 2,469	€ 438
Owners of Aegon N.V	710	2,469	437
Aegon N.V [member]
Condensed Income Statements, Captions [Line Items]
Net income / (loss) group companies	832	2,511	533
Other income / (loss)	(122)	(42)	(96)
Owners of Aegon N.V	€ 710	€ 2,469	€ 437